                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21238
                                   ---------

                        PIMCO Corporate Opportunity Fund
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
               (Address of principal executive offices)  (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: November 30
                         -----------

Date of reporting period: May 31
                          ------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT
5.31.04

PIMCO CORPORATE OPPORTUNITY FUND

[PTY LISTED NYSE THE NEW YORK STOCK EXCHANGE LOGO]

CONTENTS

Letter to Shareholders                                          1
Performance Summary and Statistics                              2
Schedule of Investments                                       3-9
Statement of Assets and Liabilities                            10
Statement of Operations                                        11
Statement of Changes in Net Assets                             12
Notes to Financial Statements                               13-19
Financial Highlights                                           20

[PIMCO ADVISORS LOGO]

PIMCO CORPORATE OPPORTUNITY FUND LETTER TO SHAREHOLDERS

                                                                   July 16, 2004


Dear Shareholder:

We are pleased to provide you with the semi-annual report of the PIMCO Corporate Opportunity Fund (the "Fund") for the six months ended May 31, 2004.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

We at the Fund, together with PA Fund Management LLC (formerly, PIMCO Advisors Fund Management LLC), the Fund's investment manager, and Pacific Investment Management Company LLC, the Fund's sub-adviser, thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,

/s/ Stephen Treadway                        /s/ Brian S. Shlissel

Stephen Treadway                            Brian S. Shlissel
CHAIRMAN                                    PRESIDENT, CHIEF EXECUTIVE OFFICER

PIMCO CORPORATE OPPORTUNITY FUND PERFORMANCE SUMMARY AND STATISTICS May 31, 2004 (unaudited)

   SYMBOL:                              PRIMARY INVESTMENTS:                  INCEPTION DATE:
   PTY                                  U.S. dollar-denominated corporate     December 27, 2002
                                        debt obligations of varying
   OBJECTIVE:                           maturities and other corporate        TOTAL NET ASSETS(1):
   Seeks maximum total return           income-producing securities.          $1.599 billion
   through a combination of current
   income and capital appreciation.                                           PORTFOLIO MANAGERS:
                                                                              David Hinman
                                                                              Mark Kiesel

TOTAL RETURN(2):                                        MARKET PRICE            NAV
Six months ended 5/31/04                                 0.77%                   1.55%
1 year ended 5/31/04                                     7.65%                   9.90%
Commencement of Operations (12/27/02) to 5/31/04        15.90%                  21.41%

COMMON SHARE PRICE PERFORMANCE:
Commencement of Operations (12/27/02) to 5/31/04

                AT NAV     AT MARKET PRICE
12/27/2002      $ 14.33    $         15.00
  1/3/2003      $ 14.35    $         15.04
 1/10/2003      $ 14.70    $         15.30
 1/17/2003      $ 14.62    $         15.34
 1/24/2003      $ 14.59    $         15.19
 1/31/2003      $ 14.63    $         15.29
  2/7/2003      $ 14.63    $         15.40
 2/14/2003      $ 14.49    $         15.62
 2/21/2003      $ 14.51    $         15.44
 2/28/2003      $ 14.59    $         15.44
  3/7/2003      $ 14.78    $         15.72
 3/14/2003      $ 14.75    $         15.61
 3/21/2003      $ 14.64    $         15.37
 3/28/2003      $ 14.94    $         15.49
  4/4/2003      $ 15.26    $         15.80
 4/11/2003      $ 15.23    $         15.56
 4/18/2003      $ 15.56    $         15.84
 4/25/2003      $ 16.00    $         15.84
  5/2/2003      $ 16.47    $         16.36
  5/9/2003      $ 16.57    $         16.50
 5/16/2003      $ 16.50    $         16.43
 5/23/2003      $ 16.61    $         16.50
 5/30/2003      $ 16.59    $         16.61
  6/6/2003      $ 16.88    $         16.86
 6/13/2003      $ 17.06    $         17.09
 6/20/2003      $ 17.01    $         16.82
 6/27/2003      $ 16.85    $         16.79
  7/3/2003      $ 16.83    $         17.02
 7/11/2003      $ 16.78    $         16.63
 7/18/2003      $ 16.64    $         16.30
 7/25/2003      $ 16.50    $         16.13
  8/1/2003      $ 15.84    $         15.38
  8/8/2003      $ 15.91    $         15.86
 8/15/2003      $ 15.47    $         15.45
 8/22/2003      $ 15.94    $         15.61
 8/29/2003      $ 16.08    $         15.79
  9/5/2003      $ 16.33    $         16.13
 9/12/2003      $ 16.33    $         16.32
 9/19/2003      $ 16.60    $         16.36
 9/26/2003      $ 16.68    $         16.29
 10/3/2003      $ 16.68    $         16.35
10/10/2003      $ 16.65    $         16.18
10/17/2003      $ 16.77    $         16.27
10/24/2003      $ 16.84    $         16.35
10/31/2003      $ 16.86    $         16.58
 11/7/2003      $ 16.83    $         16.64
11/14/2003      $ 17.06    $         16.65
11/21/2003      $ 17.11    $         16.62
11/28/2003      $ 17.08    $         16.88
 12/5/2003      $ 17.40    $         16.99
12/12/2003      $ 17.31    $         16.86
12/19/2003      $ 17.48    $         17.29
12/26/2003      $ 17.19    $         17.22
  1/2/2004      $ 17.24    $         17.17
  1/9/2004      $ 17.71    $         17.63
 1/16/2004      $ 17.64    $         17.55
 1/23/2004      $ 17.68    $         17.74
 1/30/2004      $ 17.44    $         16.88
  2/6/2004      $ 17.32    $         17.44
 2/13/2004      $ 17.32    $         17.23
 2/20/2004      $ 17.27    $         16.57
 2/27/2004      $ 17.26    $         16.80
  3/5/2004      $ 17.43    $         17.03
 3/12/2004      $ 17.29    $         16.99
 3/19/2004      $ 17.23    $         17.00
 3/26/2004      $ 17.19    $         17.02
  4/2/2004      $ 17.11    $         16.85
  4/8/2004      $ 17.17    $         16.70
 4/16/2004      $ 16.87    $         15.61
 4/23/2004      $ 16.85    $         15.85
 4/30/2004      $ 16.70    $         15.87
  5/7/2004      $ 16.30    $         15.29
 5/14/2004      $ 15.92    $         15.07
 5/21/2004      $ 16.05    $         15.33
 5/28/2004      $ 16.20    $         15.89

NET ASSET VALUE/MARKET PRICE:

Market Price                   $ 15.89
--------------------------------------
Net Asset Value                $ 16.20
--------------------------------------
Discount to Net Asset Value       1.91%
--------------------------------------
Market Price Yield(3)            10.38%
--------------------------------------

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all of the Fund's income dividends and capital gain distributions have been reinvested at prices obtained under the dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current per share dividend to common shareholders by the market price per common share at May 31, 2004.

PIMCO CORPORATE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS
May 31, 2004 (unaudited)

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)                    VALUE
----------------------------------------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES--79.9%

 AIRLINES - 4.5%
           Continental Airlines, Inc., pass thru certificates,
$   4,354   6.703%, 6/15/21, Ser. 01-1                                       Baa3/A-              $    4,126,652
    3,374   7.373%, 12/15/15, Ser. 01-1                                      Ba1/BBB                   2,849,889
    2,000   7.487%, 10/2/10, Ser. 00-2                                       Baa3/A                    1,975,667
   10,310   7.707%, 4/2/21, Ser. 00-2                                        Baa3/A-                  10,123,647
           Delta Airlines, Inc., pass thru certificates,
    5,000   7.57%, 11/18/10, Ser. 00-1                                      Baa3/BBB-                  4,711,095
    8,000   7.92%, 11/18/10, Ser. 00-1                                       Ba3/B+                    5,240,304
           Northwest Airlines Corp., pass thru certificates,
    1,637   6.81%, 2/1/20, Ser. 991A                                        Baa3/BBB-                  1,447,238
   12,500   6.841%, 4/1/11, Ser. 01-1                                        Baa3/A                   11,919,058
    5,629   7.575%, 3/1/19, Ser. 992A                                        Baa2/A+                   5,614,903
    2,579   7.67%, 7/2/16, Ser. A                                            Ba2/B+                    2,155,560
           United Airlines, Inc., pass thru certificates,
   15,411   7.186%, 4/1/11, Ser. 00-2                                        Wr/BBB-                  13,536,884
   10,000   7.73%, 7/1/10, Ser. 00-1                                         Wr/BBB-                   8,809,695
                                                                                                  --------------
                                                                                                      72,510,592
                                                                                                  ==============
 AUTOMOTIVE - 3.3%
    4,000  Auburn Hills Trust, 12.375%, 5/1/20                               A3/BBB                    5,786,828
    8,000  DaimlerChrysler Holdings Co., 1.91%, 9/26/05 (a)                  A3/BBB                    8,050,624
   21,000  Ford Motor Co., 7.45%-9.98%, 7/16/31-2/15/47                     Baa1/BBB-                 21,321,339
   15,000  General Motors Corp., 8.375%-9.40%, 7/15/21-7/5/33               Baa1/BBB                  17,781,945
                                                                                                  --------------
                                                                                                      52,940,736
                                                                                                  ==============
 BANKING - 2.0%
    1,000  HSBC Capital Funding LP, 4.61%, 12/13/49
            (acquired 6/24/03; cost-$1,000,000) (b) (c)                       A2/A-                      906,989
    9,706  Riggs Capital Trust II, 8.875%, 3/15/27, Ser. C                  Ba2/CCC+                   9,706,000
    3,500  Royal Bank of Canada, 1.68%, 11/8/11 (a)                          Aa3/A+                    3,523,069
    8,740  Sovereign Bancorp, Inc., 10.50%, 11/15/06                        Baa3/BBB-                 10,076,180
    8,000  Sumitomo Mitsui Banking Corp., 8.15%, 8/1/08                      Baa1/NR                   8,193,392
                                                                                                  --------------
                                                                                                      32,405,630
                                                                                                  ==============
 CHEMICALS - 0.6%
    8,445  Equistar Chemical L.P., 10.125%, 9/1/08                            B2/B+                    9,226,162
                                                                                                  --------------
 DIVERSIFIED MANUFACTURING - 5.1%
   10,000  General Electric Co., 1.22%, 10/24/05 (a)                         Aaa/AAA                  10,013,100
    5,000  Hutchison Whampoa Int'l Ltd., 7.45%, 11/24/33 (b) (c)
            (acquired 11/19/03; cost-$4,988,702)                              A3/A-                    4,691,195
   55,285  Tyco International Group SA, 5.50%-7.00%, 11/19/08-6/15/28       Ba2/BBB-                  65,672,505
                                                                                                  --------------
                                                                                                      80,376,800
                                                                                                  ==============
 ELECTRONICS - 2.2%
    2,000  CMS Energy Corp., 8.90%, 7/15/08                                   B3/B+                    2,105,000
   29,630  Ipalco Enterprises, Inc., 7.375%-7.625%, 11/14/08-11/14/11        Ba1/BB-                  32,444,850
                                                                                                  --------------
                                                                                                      34,549,850
                                                                                                  ==============

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)                    VALUE
----------------------------------------------------------------------------------------------------------------
 ENERGY - 4.1%
$   7,000  Noram Energy Resources, 6.50%, 2/1/08                             Ba1/BBB              $    7,405,454
    2,916  Salton Sea Funding Inc., 8.30%, 5/30/11, Ser. E                   Ba1/BB+                   3,108,683
   14,000  Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A        Ba1/BBB-                  15,470,000
   10,000  Southern Natural Gas Co., 8.875%, 3/15/10                          B1/B-                   10,900,000
    4,000  TXU Corp., 2.46%, 7/1/28 (a)                                      Ba1/BB+                   3,733,916
           Williams Cos., Inc.,
   10,000   7.375%, 11/15/16 (acquired 2/11/04; cost-$10,764,797) (b) (c)   Ba1/BBB-                  10,812,500
   15,000   7.875%, 9/1/21                                                    B3/B+                   14,137,500
                                                                                                  --------------
                                                                                                      65,568,053
                                                                                                  ==============
 FINANCIAL SERVICES - 6.2%
    4,000  Beaver Valley Funding Corp., 8.625%, 6/1/07                      Baa3/BB+                   4,229,608
    2,500  CIT Group, Inc., 1.60%, 7/29/05 (a)                                A2/A                     2,510,863
    2,750  Fiat Finance Lux. Ltd., 3.25%, 1/9/07
            (acquired 7/24/03; cost-$2,644,063) (b) (c)                      Ba3/NR                    2,756,875
   38,171  Finova Group, Inc., 7.50%, 11/15/09                                NR/NR                   21,375,662
   11,000  Ford Motor Credit Co.,
            6.50%-7.60%, 8/1/05-8/25/07                                      A3/BBB-                  11,581,697
           General Motors Acceptance Corp.,
   14,500   2.135%-2.40%, 10/20/05-5/18/06 (a)                               A3/BBB                   14,587,995
   15,000   8.00%-8.875%, 6/1/10-11/1/31                                     A3/BBB                   15,817,050
    9,200  Mizuho JGB Investment, 9.87%, 12/30/49
            (acquired 1/14/03; cost- $8,960,621) (b) (c)                     Baa3/B+                  10,449,976
    8,300  Mizuho Preferred Capital, 8.79%, 12/29/49
            (acquired 1/10/03; cost- $7,413,694) (b) (c)                     Baa3/B+                   9,128,323
    6,500  Trac-X North America, 7.375%, 3/25/09
            (acquired 12/3/03, cost-$6,500,000) (b) (c) (g)                   B3/NR                    6,264,375
                                                                                                  --------------
                                                                                                      98,702,424
                                                                                                  ==============
 FINANCING - 0.5%
    7,500  Pemex Project Master Trust, 8.625%, 2/1/22                       Baa1/BBB-                  7,912,500
                                                                                                  --------------
 HEALTHCARE & HOSPITALS - 2.4%
   19,000  Healthsouth Corp., 7.625%, 6/1/12                                  WR/NR                   18,525,000
   23,000  Tenet Healthcare Corp., 6.375%-7.375%,
            12/1/11-11/15/31                                                  B3/B-                   18,860,000
                                                                                                  --------------
                                                                                                      37,385,000
                                                                                                  ==============
 HOTELS/GAMING - 3.1%
   13,500  Hilton Hotels Corp., 7.625%, 12/1/12                             Ba1/BBB-                  14,445,000
    1,200  Mandalay Resort Group, 9.375%, 2/15/10                            Ba3/BB-                   1,350,000
    4,875  Park Place Entertainment, 9.375%, 2/15/07                         Ba2/BB-                   5,313,750
   24,150  Starwood Hotels & Resorts, 7.375%-7.875%,
            5/1/12-11/15/25                                                  Ba1/BB+                  24,539,250
    4,333  Times Square Hotels Trust, 8.528%, 8/1/26
            (acquired 11/18/03; cost-$4,784,201) (b) (c) (f)                Baa3/BB+                   4,452,033
                                                                                                  --------------
                                                                                                      50,100,033
                                                                                                  ==============
 MISCELLANEOUS - 3.4%
    5,000  AES Red Oak LLC., 9.20%, 11/30/29, Ser. B.                         B2/B+                    5,275,000
    8,625  Cedar Brakes II LLC., 9.875%, 9/1/13                             Caa1/CCC+                  8,495,674
   26,100  Morgan Stanley TRACERS, 5.878%, 3/1/07
            (acquired 3/27/03-7/28/03; cost-$27,598,635) (b) (c) (f) (g)      A3/NR                   27,456,313

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)                    VALUE
----------------------------------------------------------------------------------------------------------------
 MISCELLANEOUS (CONCLUDED)
           Small Business Administration
$   2,564   6.03%, 2/1/12                                                     NA/NA               $    2,667,305
    1,738   6.44%, 6/1/21, Ser. 20-F                                          NA/NR                    1,853,143
    8,600  Tokai PFD Capital Co., LLC., 9.98%, 12/29/49
            (acquired 1/9/03-4/25/03; cost-$7,940,267) (b) (c)               Baa3/B+                   9,778,983
                                                                                                  --------------
                                                                                                      55,526,418
                                                                                                  ==============
 MULTI-MEDIA - 7.7%
   17,250  AOL Time Warner Inc., 6.875%-7.70%, 5/1/12-5/1/32                Baa1/BBB+                 18,830,573
    7,500  Comcast Cable Communications, 6.75%, 1/30/11                     Baa3/BBB                   8,107,125
   11,000  Comcast Cable Holdings, 8.375%, 3/15/13                          Baa3/BBB                  12,934,702
           CSC Holdings Inc.,
   30,690   7.25%-7.875%, 2/15/18-7/15/18                                    B1/BB-                   29,678,650
    4,500   8.125%, 8/5/09, Ser. B                                           B1/BB-                    4,747,500
   16,050  News America Holdings, Inc., 7.43%, 10/1/26                      Baa3/BBB-                 17,721,607
   15,000  Rogers Cable Inc., 8.75%, 5/1/32                                 Ba2/BBB-                  16,343,265
   13,000  Shaw Communications Inc., 7.20%-8.25%,
            4/11/10-12/15/11                                                 Ba2/BB+                  14,026,296
                                                                                                  --------------
                                                                                                     122,389,718
                                                                                                  ==============
 OIL & GAS - 4.9%
           Centerpoint Energy Resources,
   28,000   7.75%-7.875% 2/15/11-4/1/13                                      Ba1/BBB                  31,091,780
   21,500   8.125%, 7/15/05, Ser. B.                                         Ba1/BBB                  22,668,568
   28,200  Coastal Corp., 7.42%-7.625%, 9/1/08-2/15/37                      Caa1/CCC+                 21,771,500
    2,500  XTO Energy Inc., 6.25%, 4/15/13                                  Baa3/BBB-                  2,598,865
                                                                                                  --------------
                                                                                                      78,130,713
                                                                                                  ==============
 PAPER - 3.8%
   33,500  Abitibi-Consolidated Inc., 7.50%-8.50%, 4/1/28-8/1/29             Ba2/BB                   29,899,346
           Georgia-Pacific Corp.,
   18,725   7.75%-8.25% 3/1/23-11/15/29                                      Ba3/BB+                  18,567,250
    9,750   8.875%, 2/1/10                                                   Ba2/BB+                  10,895,625
    2,000  Smurfit Capital Funding plc, 7.50%, 11/20/25                      B1/BB-                    1,845,000
                                                                                                  --------------
                                                                                                      61,207,221
                                                                                                  ==============
 RETAIL - 0.9%
   13,000  JC Penny Co., Inc., 8.125%, 4/1/27                                Ba3/BB+                  13,780,000
                                                                                                  --------------
 TELECOMMUNICATIONS - 15.1%
   35,000  AT&T Corp., 8.00%, 11/15/31                                      Baa2/BBB                  36,915,550
   10,000  AT&T Wireless Svcs. Inc., 8.125%, 5/1/12                         Baa2/BBB                  11,574,510
    1,541  Calpoint Receivables Structured Trust, 7.44%, 12/10/06
            (acquired 10/14/03; cost-$1,521,702) (b) (c)                     Caa1/NR                   1,540,686
    6,000  Cincinnati Bell Inc., 6.33%, 12/30/05                             Ba2/NR                    5,910,000
   18,301  MCI Inc., 5.908%-7.735%, 5/1/07-5/1/14                             NR/NR                   17,198,026

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)                    VALUE
----------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATIONS (CONCLUDED)
           Panamsat Corp.,
$  21,650   6.875%, 1/15/28                                                  Ba2/BB               $   18,510,750
   20,000   8.50%, 2/1/12                                                    Ba3/B+                   22,500,000
   23,670  Qwest Capital Funding, 7.00%-7.90%, 8/3/09-8/15/10               Caa2/CCC+                 20,393,850
           Qwest Corp.,
    3,000   7.25%, 9/15/25                                                   Ba3/B-                    2,550,000
    6,150   8.875%, 3/15/12 (acquired 1/22/03; cost-$6,363,295) (b) (c)      Ba3/B-                    6,549,750
    7,950   13.00%, 12/15/07 (acquired 5/14/03-5/15/03;
             cost-$8,619,318) (b) (c)                                       Caa1/CCC+                  9,082,875
   12,340  Rogers Cantel Inc., 9.75%, 6/1/16                                 Ba3/BB+                  14,252,700
   66,600  Sprint Capital Corp., (FON Group), 6.375%-8.75%
            5/1/09-3/15/32                                                  Baa3/BBB-                 72,886,654
                                                                                                  --------------
                                                                                                     239,865,351
                                                                                                  ==============
 UTILITIES - 10.1%
    4,735  AES Corp., 10.00%, 7/15/05
            (acquired 4/3/03; cost-$7,949,318) (b) (c)                        B2/BB                    4,853,464
   13,679  East Coast Power LLC.,
            6.737%-7.066%, 3/31/08-3/31/12, Ser. B                          Baa3/BBB-                 13,629,251
    7,000  FirstEnergy Corp., 7.375%, 11/15/31, Ser. C                      Baa3/BB+                   7,324,030
    2,950  Indianapolis Power & Light Co., 7.375%, 8/1/07                   Baa2/BB+                   3,217,875
           Midwest Generation LLC., pass thru certificates,
   28,380   8.30%, 7/2/09 Ser. A                                              B2/B                    28,521,900
   13,070   8.56%, 1/2/16 Ser. B                                              B2/B                    13,135,350
    5,000   8.75%, 5/1/34 (acquired 4/15/04; cost-$5,000,000) (b) (c)         B1/B-                    4,950,000
   44,500  PSEG Energy Holdings LLC., 8.50%-10.00%, 10/1/09-6/15/11          Ba3/BB-                  47,421,250
   12,796  South Point Energy Center LLC, 8.40% 5/30/12
            (acquired 12/30/02-3/17/03; cost-$9,270,783) (b) (c)              B2/B                    10,565,057
   25,500  Western Energy Inc. 7.875%-8.50%, 5/1/07-7/1/22                  Ba1/BBB-                  27,256,544
                                                                                                  --------------
                                                                                                     160,874,721
                                                                                                  ==============
Total Corporate Bonds & Notes (cost-$1,180,243,133)                                                1,273,451,922
                                                                                                  ==============

 MORTGAGE-RELATED SECURITIES--0.7%

 ASSET-BACKED SECURITIES - 0.1%
    1,380  Nextcard Credit Card Trust, 1.90%, 12/15/06-4/16/07
            (acquired 1/27/04; cost-$1,331,480) (a) (b) (c)                   B3/B-                    1,345,450
                                                                                                  --------------
 COLLATERALIZED BOND OBLIGATIONS - 0.6%
    2,698  PPM America High Yield CBO Ltd., 2.07%, 6/1/11 (a)                 NR/NR                    2,205,036
    6,887  Small Business Administration, 5.24%, 8/1/23                       NR/NR                    6,902,129
                                                                                                  --------------
                                                                                                       9,107,165
                                                                                                  ==============
Total Mortgage-Related Securites (cost-$10,499,286)                                                   10,452,615
                                                                                                  ==============

 SOVEREIGN DEBT OBLIGATIONS--6.6%

 BRAZIL - 2.5%
           Federal Republic of Brazil,
   13,120   2.00%, 4/15/06, Ser. EI-L (a)                                     B2/B+                   12,815,170
   29,524   11.00%-11.50%, 3/12/08-1/11/12                                    B2/B+                   27,505,699
                                                                                                  --------------
                                                                                                      40,320,869
                                                                                                  ==============

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)                    VALUE
----------------------------------------------------------------------------------------------------------------
 COLOMBIA - 0.1%
$   1,000  Republic of Colombia, 10.00%, 1/23/12                             Ba2/BB               $    1,017,500
                                                                                                  --------------
 MEXICO - 1.2%
   16,000  United Mexican States, 6.375%-11.375%, 1/14/11-9/15/16           Baa2/BBB-                 19,076,000
                                                                                                  --------------
 PANAMA - 0.9%
   13,000  Republic of Panama, 9.375%-10.75%, 7/23/12-5/15/20                Ba1/BB                   14,480,000
                                                                                                  --------------
 PERU - 0.9%
   15,000  Republic of Peru, 9.125%, 2/21/12                                 Ba3/BB-                  15,075,000
                                                                                                  --------------
 RUSSIA - 0.9%
   15,000  Russian Federation, 5.00%, 3/1/30, Ser. REGS                      Baa3/BB                  13,706,250
                                                                                                  --------------
 UKRAINE - 0.1%
    1,560  Ukraine Government, 7.65%-11.00%, 3/15/07-6/11/13                  B1/B                     1,556,353
                                                                                                  --------------
Total Sovereign Debt Obligations (cost-$99,304,313)                                                  105,231,972
                                                                                                  ==============

 LOAN PARTICIPATIONS (c)(e)(f)--3.4%

 FINANCE - 0.8%
   11,970  Nextel Finance Co., 4.75%, 6/30/08, Term B (Credit Suisse
            First Boston) (acquired 12/5/03; cost-$11,955,983)                NR/NR                   12,072,595
                                                                                                  --------------
 MULTI-MEDIA - 0.6%
   10,000  Charter Communications Holdings, LLC, 4.58%,
            3/18/08, Term B (Morgan Stanley Senior Funding, Inc.)
            (acquired 1/3/03-1/21/03; cost-$8,893,705)                        NR/NR                    9,894,370
                                                                                                  --------------
 OIL & GAS - 0.5%
    8,190  Aquila, Inc., 8.75%, 4/15/06, Term 2 (Morgan Stanley Senior
            Funding, Inc.) (acquired 4/1/03-4/14/03; cost-$8,163,740)         NR/NR                    8,528,333
                                                                                                  --------------
 TELECOMMUNICATIONS - 0.2%
    2,970  Crown Castle International Corp., 4.15%, 3/15/08, Term B
            (Goldman Sachs Credit Partners) (acquired 2/2/04;
            cost-$2,881,291)                                                  NR/NR                    3,024,650
                                                                                                  --------------
 UTILITIES - 1.3%
    1,429  AES Corp., 5.13%-5.32% 7/29/08 Term B (Bank of America)
            (acquired 12/10/03; cost-$1,422,526)                              NR/NR                    1,447,099
   20,000  Reliant Resources Inc., 5.35%, 3/15/07 (JP Morgan Chase)
            (acquired 5/13/04-5/27/04; cost-$19,675,000)                      NR/NR                   19,777,080
                                                                                                  --------------
                                                                                                      21,224,179
                                                                                                  ==============
Total Loan Participations (cost-$52,992,245)                                                          54,744,127
                                                                                                  ==============

 COMMON STOCK--0.1%

SHARES
------
 TELECOMMUNICATIONS - 0.1%

   90,825  MCI Inc. (cost-$1,913,353)                                                                  1,348,751
                                                                                                  --------------

PRINCIPAL
   AMOUNT                                                                 CREDIT RATING
    (000)                                                                 (MOODY'S/S&P)                    VALUE
----------------------------------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS--9.3%

 COMMERCIAL PAPER - 6.1%

 BANKING - 0.2%
$   3,100  European Investment Bank, 1.015%, 6/15/04                        P-1/A-1+              $    3,098,776
                                                                                                  --------------
 FINANCE - 5.7%
   44,300  HBOS Treasury Services plc, 1.03%-1.095%, 6/24/04-8/6/04         P-1/A-1+                  44,269,567
   46,000  UBS Finance LLC, 1.245%-1.03%, 6/7/04-9/20/04                    P-1/A-1+                  45,845,158
                                                                                                  --------------
                                                                                                      90,114,725
                                                                                                  ==============
 TOBACCO - 0.2%
    3,900  Altria Group Inc., 1.80%, 10/29/04                                P-3/A-2                   3,900,000
                                                                                                  --------------
Total Commercial Paper (cost-$97,113,501)                                                             97,113,501
                                                                                                  ==============

 CORPORATE NOTES - 1.5%
 FINANCE - 0.4%
    5,000  Bombardier Capital Inc., 7.50%, 8/15/04
            (acquired 3/28/03-4/23/03; cost-$4,949,581) (b) (c)             Baa3/BBB-                  5,054,885
    1,000  Household Finance Corp., 8.00%, 5/9/05                             A1/A                     1,053,543
                                                                                                  --------------
                                                                                                       6,108,428
                                                                                                  ==============
 METALS/MINING - 0.1%
    1,650  Alcan Inc., 1.37%, 12/8/04
            (acquired 12/3/03; cost-$1,650,000) (a) (b) (c)                  Baa1/A-                   1,650,582
                                                                                                  --------------
 MISCELLANEOUS - 1.0%
    7,000  Danske Corp., 1.025%, 6/22/04, Ser. A.                             NR/NR                    6,995,815
   10,000  Gemstone Investors Ltd., 7.71%, 10/31/04
            (acquired 12/30/02; cost-$9,414,834) (b) (c)                    Caa1/CCC+                 10,175,000
                                                                                                  --------------
                                                                                                      17,170,815
                                                                                                  ==============
Total Corporate Notes (cost-$24,069,583)                                                              24,929,825
                                                                                                  ==============

 U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 1.1%
 FANNIE MAE - 1.0%
   16,400  1.01%-1.055%, 6/23/04-7/28/04                                     AAA/Aaa                  16,384,866
                                                                                                  --------------
 FEDERAL HOME LOAN MORTGAGE - 0.1%
      900  1.01%, 6/15/04-7/15/04                                            AAA/Aaa                     899,227
                                                                                                  --------------
Total U.S. Government Agency Discount Notes (cost-$17,284,093)                                        17,284,093
                                                                                                  ==============

 U.S. TREASURY BILLS (h) - 0.1%
    1,045  1.01%, 6/3/04-6/17/04 (cost-$1,044,839)                           AAA/Aaa                   1,044,839
                                                                                                  --------------

 REPURCHASE AGREEMENT - 0.5%
    8,023  State Street Bank & Trust Co.,
           dated 5/28/04, 0.80%, due 6/1/04,
           proceeds $8,023,713: collateralized by Fannie Mae,
           1/15/06, valued at $8,185,897 (cost-$8,023,000)                                             8,023,000
                                                                                                  --------------
Total Short-Term Investments (cost-$147,535,016)                                                     148,395,258
                                                                                                  ==============

                                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------
 PUT OPTIONS PURCHASED (d)--0.0%

Contracts

$ 100,000  Swap Options, iBoxx High Volatility
            Strike rate 1.25%, expires 6/21/04                                                   $        97,350
  100,000  Swap Options, iBoxx High Volatility
            Strike rate 1.75%, expires 6/21/04                                                            93,230
                                                                                                 ---------------
Total Put Options Purchased (premiums paid-$836,000)                                                     190,580
                                                                                                 ===============

TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN (cost-$1,493,323,346+) - 100.0%                   $ 1,593,815,225
                                                                                                 ===============

 CALL OPTIONS WRITTEN (d)--(0.0)%

  (16,050) News America Holdings, strike price $100, expires 10/1/06                                    (676,010)
 (250,000) Swap Options, iBoxx High Volatility
            Strike rate 0.90%, expires 6/21/04                                                            (3,675)
 (100,000) Swap Options, iBoxx High Volatility
            Strike rate 0.90%, expires 6/21/04                                                            (1,470)
 (150,000) Swap Options, iBoxx High Volatility
            Strike rate 1.25%, expires 6/21/04                                                            (2,280)
                                                                                                 ---------------
Total Call Options Written (premiums received-$895,000)                                                 (683,435)
                                                                                                 ===============

TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN (cost-$1,492,428,346) - 100.0%                    $ 1,593,131,790
                                                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Floating Rate Security. Interest rate shown is the rate in effect at May 31, 2004.
(b) Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors. These securities amounted to $142,465,311 or 8.9% of investments.
(c) Private Placement. Restricted as to resale and does not have a readily available market; the aggregate cost and value of such securities is $197,209,438 or 12.4% of investments.
(d)  Non-income producing security.
(e) Participation interests were acquired through the financial institution indicated parenthetically.
(f)  Illiquid security.
(g)  Credit-linked trust certificate.
(h) All or partial principal amount segregated as initial margin on futures contracts.
+ The cost basis of portfolio securities for federal income tax purposes is $1,493,323,346. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $114,950,283; aggregate gross unrealized depreciation for securites in which there is an excess of tax cost over value is $14,458,404; net unrealized appreciation for federal income tax purposes is $100,491,879

GLOSSARY:
CBO - Collateralized Bond Obligation
NR - Not Rated
TRACERS - Traded Custody Receipts
WR - Withdrawn Rating

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

PIMCO CORPORATE OPPORTUNITY FUND STATEMENT OF ASSETS AND LIABILITIES May 31, 2004 (unaudited)

ASSETS:
Investments, at value (cost-$1,493,323,346)                                                 $ 1,593,815,225
------------------------------------------------------------------------------------------  ---------------
Cash (including foreign currency with a cost and value of $32)                                      130,676
------------------------------------------------------------------------------------------  ---------------
Interest receivable                                                                              28,165,914
------------------------------------------------------------------------------------------  ---------------
Periodic payments receivable on swaps                                                             8,126,003
------------------------------------------------------------------------------------------  ---------------
Unrealized appreciation on swaps                                                                    611,169
------------------------------------------------------------------------------------------  ---------------
Prepaid expenses                                                                                     36,555
------------------------------------------------------------------------------------------  ---------------
 Total Assets                                                                                 1,630,885,542
==========================================================================================  ===============

LIABILITIES:
Payable for investments purchased                                                                19,675,000
------------------------------------------------------------------------------------------  ---------------
Dividends payable to common and preferred shareholders                                            8,900,439
------------------------------------------------------------------------------------------  ---------------
Unrealized depreciation on swaps                                                                  1,291,184
------------------------------------------------------------------------------------------  ---------------
Investment management fee payable                                                                   812,798
------------------------------------------------------------------------------------------  ---------------
Call options written, at value (premium received $895,000)                                          683,435
------------------------------------------------------------------------------------------  ---------------
Periodic payments payable on swaps                                                                  433,038
------------------------------------------------------------------------------------------  ---------------
Unrealized depreciation on forward foreign currency contracts                                       223,379
------------------------------------------------------------------------------------------  ---------------
Payable for variation margin on futures contracts                                                   100,000
------------------------------------------------------------------------------------------  ---------------
Accrued expenses                                                                                    172,241
------------------------------------------------------------------------------------------  ---------------
 Total Liabilities                                                                               32,291,514
------------------------------------------------------------------------------------------  ---------------
PREFERRED SHARES ($0.00001 PAR VALUE AND $25,000 NET ASSET AND LIQUIDATION VALUE PER
 SHARE APPLICABLE TO AN AGGREGATE OF 22,600 SHARES ISSUED AND OUTSTANDING)                      565,000,000
------------------------------------------------------------------------------------------  ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                $ 1,033,594,028
==========================================================================================  ===============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common stock:
 Par value ($0.00001 per share, applicable to 63,796,079 shares issued and outstanding)     $           638
------------------------------------------------------------------------------------------  ---------------
 Paid-in-capital in excess of par                                                               906,936,875
------------------------------------------------------------------------------------------  ---------------
Undistributed net investment income                                                               5,121,354
------------------------------------------------------------------------------------------  ---------------
Accumulated net realized gain                                                                    21,839,257
------------------------------------------------------------------------------------------  ---------------
Net unrealized appreciation of investments, futures contracts, options written, swaps
 and foreign currency transactions                                                               99,695,904
------------------------------------------------------------------------------------------  ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                $ 1,033,594,028
------------------------------------------------------------------------------------------  ---------------
NET ASSET VALUE PER COMMON SHARE                                                            $         16.20
==========================================================================================  ===============

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE OPPORTUNITY FUND STATEMENT OF OPERATIONS
Six months ended May 31, 2004 (unaudited)

INTEREST INCOME:
Interest                                                                                    $    64,116,193
------------------------------------------------------------------------------------------  ---------------

EXPENSES:
Investment management fees                                                                        4,965,630
------------------------------------------------------------------------------------------  ---------------
Auction agent fees and commissions                                                                  720,999
------------------------------------------------------------------------------------------  ---------------
Custodian and accounting agent fees                                                                 178,198
------------------------------------------------------------------------------------------  ---------------
Reports to shareholders                                                                              87,459
------------------------------------------------------------------------------------------  ---------------
Audit and tax services                                                                               40,623
------------------------------------------------------------------------------------------  ---------------
Trustees' fees and expenses                                                                          27,510
------------------------------------------------------------------------------------------  ---------------
Transfer agent fees                                                                                  19,539
------------------------------------------------------------------------------------------  ---------------
Legal fees                                                                                           15,568
------------------------------------------------------------------------------------------  ---------------
Insurance expense                                                                                    14,958
------------------------------------------------------------------------------------------  ---------------
Investor relations                                                                                    5,042
------------------------------------------------------------------------------------------  ---------------
Miscellaneous                                                                                         8,026
------------------------------------------------------------------------------------------  ---------------
 Total expenses                                                                                   6,083,552
------------------------------------------------------------------------------------------  ---------------
 Less: custody credits earned on cash balances                                                       (1,493)
------------------------------------------------------------------------------------------  ---------------
 Net expenses                                                                                     6,082,059
------------------------------------------------------------------------------------------  ---------------

NET INVESTMENT INCOME                                                                       $    58,034,134
==========================================================================================  ===============

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments                                                                                     23,470,330
------------------------------------------------------------------------------------------  ---------------
 Options written                                                                                   (844,000)
------------------------------------------------------------------------------------------  ---------------
 Swaps                                                                                                9,344
------------------------------------------------------------------------------------------  ---------------
 Foreign currency transactions                                                                   (1,113,789)
------------------------------------------------------------------------------------------  ---------------
Net change in unrealized appreciation/depreciation of:
 Investments                                                                                    (61,437,331)
------------------------------------------------------------------------------------------  ---------------
 Futures contacts                                                                                   205,000
------------------------------------------------------------------------------------------  ---------------
 Options written                                                                                  1,210,918
------------------------------------------------------------------------------------------  ---------------
 Foreign curency transactions                                                                     1,903,890
------------------------------------------------------------------------------------------  ---------------
 Swaps                                                                                              678,739
------------------------------------------------------------------------------------------  ---------------
Net realized and unrealized loss on investments, futures contracts, options written, swaps
 and foreign currency transactions                                                              (35,916,899)
------------------------------------------------------------------------------------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS                                  22,117,235
==========================================================================================  ===============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                                         (3,375,946)
------------------------------------------------------------------------------------------  ---------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
 RESULTING FROM INVESTMENT OPERATIONS                                                       $    18,741,289
==========================================================================================  ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE OPPORTUNITY FUND STATEMENT OF CHANGES IN NET ASSETS
                                  APPLICABLE TO COMMON SHAREHOLDERS

                                                                                SIX MONTHS       FOR THE PERIOD
                                                                                   ENDED        DECEMBER 27, 2002*
                                                                               MAY 31, 2004          THROUGH
                                                                                (UNAUDITED)     NOVEMBER 30, 2003
                                                                              ---------------   ------------------
INVESTMENT OPERATIONS:
Net investment income                                                         $    58,034,134   $      103,443,018
---------------------------------------------------------------------------   ---------------   ------------------
Net realized gain on investments, futures contracts, options written,
 swaps and foreign currency transactions                                           21,521,885           14,768,810
---------------------------------------------------------------------------   ---------------   ------------------
Net change in unrealized appreciation/depreciation of investments, futures
 contracts, options written, swaps and foreign currency transactions              (57,438,784)         157,134,688
---------------------------------------------------------------------------   ---------------   ------------------
Net increase in net assets resulting from investment operations                    22,117,235          275,346,516
===========================================================================   ===============   ==================
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                           (3,375,946)          (5,272,280)
---------------------------------------------------------------------------   ---------------   ------------------
Net increase in net assets applicable to common shareholders
 resulting from investment operations                                              18,741,289          270,074,236
---------------------------------------------------------------------------   ---------------   ------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                             (57,693,953)         (87,470,321)
---------------------------------------------------------------------------   ---------------   ------------------
Net realized gains                                                                (17,015,966)                  --
---------------------------------------------------------------------------   ---------------   ------------------
Total dividends and distributions to common shareholders                          (74,709,919)         (87,470,321)
===========================================================================   ===============   ==================
CAPITAL SHARE TRANSACTIONS:

Net proceeds from the sale of common stock                                                 --          905,769,750
---------------------------------------------------------------------------   ---------------   ------------------
Preferred shares underwriting discount charged to paid-in capital
 in excess of par                                                                          --           (5,650,000)
---------------------------------------------------------------------------   ---------------   ------------------
Common stock and preferred shares offering costs charged to
 paid-in capital in excess of par                                                          --           (2,096,436)
---------------------------------------------------------------------------   ---------------   ------------------
Reinvestment of dividends and distributions                                         1,134,943            7,700,483
---------------------------------------------------------------------------   ---------------   ------------------
 Net increase in capital share transactions                                         1,134,943          905,723,797
---------------------------------------------------------------------------   ---------------   ------------------
Total increase (decrease) in net assets applicable to common
 shareholders                                                                     (54,833,687)       1,088,327,712
===========================================================================   ===============   ==================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                             1,088,427,715              100,003
---------------------------------------------------------------------------   ---------------   ------------------
End of period (including undistributed net investment income
 $5,121,354 and $8,157,119, respectively)                                     $ 1,033,594,028   $    1,088,427,715
---------------------------------------------------------------------------   ---------------   ------------------

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                                                     --           63,230,000
---------------------------------------------------------------------------   ---------------   ------------------
Issued in reinvestment of dividends and distributions                                  65,870              493,228
---------------------------------------------------------------------------   ---------------   ------------------
Net Increase                                                                           65,870           63,723,228
===========================================================================   ===============   ==================

* Commencement of operations

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PIMCO CORPORATE OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS
May 31, 2004 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
PIMCO Corporate Opportunity Fund (the "Fund"), was organized as a Massachusetts business trust on September 13, 2002. Prior to commencing operations on December 27, 2002, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended, and the sale and issuance of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003 to Allianz Dresdner Asset Management of America L.P. ("ADAM"). PA Fund Management LLC (the "Investment Manager"), formerly PIMCO Advisors Fund Management LLC, serves as the Fund's Investment Manager and is an indirect wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund seeks to maximize total return through a combination of current income and capital appreciation in a diversified portfolio of U.S. dollar denominated corporate debt obligations of varying maturities and other income producing securities.

The Fund issued 55,500,000 shares of common stock, in its initial public offering. An additional 7,730,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Common offering costs of $1,541,506 (representing $0.024 per share) were offset against the proceeds of the offering and charged to paid-in capital in excess of par. The Investment Manager agreed to pay all offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share. Because aggregate offering costs and organizational expenses were less than $0.03 per common share, organizational expenses of $15,000 were expensed in the prior period. In addition, the underwriters' commission and offering costs associated with the issuance of Preferred Shares in the amounts of $5,650,000 and $554,930, respectively, were charged to paid-in capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve claims that may be made against the Fund based upon events that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the
Fund:

(a) VALUATION OF INVESTMENTS
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service approved by the Board of Trustees, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) FEDERAL INCOME TAXES
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) DIVIDENDS AND DISTRIBUTIONS -- COMMON STOCK
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) INTEREST RATE/CREDIT DEFAULT SWAPS
The Fund enters into interest rate and credit default swap contracts ("swaps") for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the par or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the par or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to realized gains and losses.

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gains/losses and or unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily by the Fund's Investment Manager based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund's Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

Periodic payments made or accrued under interest rate swap agreements were previously included within interest income but, as a result of a recent FASB Emerging Issues Task Force consensus and subsequent related SEC staff guidance, are now shown as a component of either realized gain (loss) or change in unrealized appreciation/ depreciation in the Statement of Operations. This change does not affect the calculation of Net Asset Value per share. The impact of this change on prior years' net investment income and realized and unrealized gain (loss) in the Statement of Changes in Net Assets applicable to common shareholders and net investment income and realized gain (loss) per share amounts in the Financial Highlights was less than $0.01 per share.

(f) REPURCHASE AGREEMENTS
The Fund may enter into transactions with its custodian bank or securities brokerage firms approved by the Board of Trustees whereby it purchases securities under agreements to resell at an agreed upon price and date ("repurchase agreements"). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(g) FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains and losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(h) OPTION TRANSACTIONS
The Fund may purchase and write (sell) put and call options for hedging and/or risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

(i) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(j) LOAN PARTICIPATIONS
When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations ("Selling Participant"), but not the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

(k) CREDIT-LINKED TRUST CERTIFICATES
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) CUSTODY CREDITS ON CASH BALANCES
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. INVESTMENT MANAGER AND SUB-ADVISER
The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as Investment Manager of the Fund. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and its business affairs and other administrative matters. Pursuant to the Agreement, the Investment Manager will receive an annual fee, payable monthly, at an annual rate of 0.60% of the Fund's average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the "Sub-Adviser"), to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions with respect to the Fund's assets. The Investment Manager (not the Fund) pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of the Fund's average daily net assets inclusive of net assets attributable to any preferred shares that may be outstanding for the period from commencement of operations through December 31, 2007 and at the maximum annual rate of 0.55% of average daily net assets (inclusive of net assets attributable to any preferred shares that may be outstanding) thereafter while the Agreement remains in effect, provided that the fee will be reduced to 0.325% during the first five years of operations and 0.45% thereafter while the Agreement remains in effect. The Investment Manager informed the Fund that it paid the Sub-Adviser $3,227,660 in connection with its sub-advisory services for the six months ended May 31, 2004.

3. INVESTMENTS IN SECURITIES
For the six months ended May 31, 2004, purchases and sales of investments, other than short-term securities, were $269,588,187 and $419,677,920, respectively.

(a) Futures contracts outstanding at May 31, 2004:

                                                  #OF        EXPIRATION     UNREALIZED
TYPE                                            CONTRACTS       DATE       DEPRECIATION
---------------------------------------------------------------------------------------
Long: Financial Future Euro-Bond 10 Year EUX       400        12/13/04      $  115,000
                                                                            ----------

(b) Credit default swap contracts outstanding at May 31, 2004 were as follows:

                                         NOTIONAL
SWAP                                      AMOUNT                     FIXED
COUNTERPARTY/                           PAYABLE ON                  PAYMENTS       UNREALIZED
REFERENCED DEBT                          DEFAULT     TERMINATION    RECEIVED      APPRECIATION
OBLIGATION                                (000)         DATE         BY FUND     (DEPRECIATION)
------------------------------------------------------------------------------------------------
Bank of America
  IBOXX                                 $   25,000     9/20/2009      1.15%      $        (9,720)

Bear Stearns
  Bombardier
  6.125%, 6/29/06                            5,000     9/20/2004      2.70%               13,873

Bear Stearns
  Russia Credit Federation
  5.00%, 3/31/30                             3,000     3/17/2005      1.00%               (7,173)

Citigroup
  IBOXX                                     45,000     9/20/2009      1.15%              (82,521)

Credit Suisse
  Echostar Credit
  5.75%, 10/1/08                             5,000    12/21/2004      1.40%                1,853

Goldman Sachs
  Amerada Hess Credit
  7.375%, 10/1/09                            5,000    12/20/2004      0.65%                5,776

Goldman Sachs
  Russia Credit Federation
  5.00%, 3/31/30                             2,000      3/6/2005      1.06%               (3,531)

Goldman Sachs
  Sprint Capital
  8.375%, 3/15/12                            2,000     6/20/2006      0.45%                  744

Lehman Brothers
  Electronic Data Systems Credit
  6.00%, 8/1/13                              3,000    12/20/2004      1.90%                5,741

Merrill Lynch
  Sprint Capital
  8.375%, 3/15/12                            2,000     6/20/2006      0.59%               (4,284)

Morgan Stanley & Co.
  Bombardier
  6.75%, 5/1/12                             10,000     9/20/2004      2.75%               29,356

UBS AG
  IBOXX                                     15,000     9/20/2009      1.15%               96,638

Wachovia Bank
  IBOXX                                     32,000     9/20/2009      1.15%              (58,065)
                                                                                 ---------------
                                                                                 $       (11,313)
                                                                                 ===============

(c) Interest rate swap contracts outstanding at May 31, 2004 were:

                                                         RATE TYPE
                                             ---------------------------------------
                   NOTIONAL                                                              UNREALIZED
SWAP                AMOUNT     TERMINATION   PAYMENTS MADE BY   PAYMENTS RECEIVED BY    APPRECIATION
COUNTERPARTY         (000)         DATE          THE FUND             THE FUND         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
Goldman Sachs     $   94,000    6/16/2024         5.00%             3 month Libor      $     457,188
                                                                       3 month
Lehman Brothers       16,050    10/1/2006         7.43%            LIBOR Plus 1.15%       (1,125,890)
                                                                                       --------------
                                                                                       $    (668,702)
                                                                                       --------------

LIBOR - London Interbank Offered Rate

(d) Forward foreign currency contracts outstanding at May 31, 2004:

                                               U.S.$ VALUE       U.S.$ VALUE      UNREALIZED
SOLD:                                        ORIGINATION DATE    MAY 31, 2004    DEPRECIATION
---------------------------------------------------------------------------------------------
EURO 39,203,000 settling 6/10/04               $ 47,632,880      $ 47,856,259     $  223,379
                                                                                  ==========

(e) Transactions in options written for the six months ended May 31, 2004 were:

                                                                   CONTRACTS
                                                                     (000)         PREMIUMS
--------------------------------------------------------------------------------------------
Options outstanding, November 30, 2003                                 16,050     $        0
Options written                                                       500,000        895,000
                                                                   ----------     ----------
Options outstanding, May 31, 2004                                     516,050     $  895,000
                                                                   ----------     ----------

4. AUCTION PREFERRED SHARES
The Fund has issued 4,520 shares of Preferred Shares Series M, 4,520 shares of Preferred Shares Series T, 4,520 shares of Preferred Shares Series W, 4,520 shares of Preferred Shares Series TH, and 4,520 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended May 31, 2004, the annualized dividend rate ranged from:

                     HIGH      LOW     AT MAY 31, 2004
------------------------------------------------------
Series M             1.50%    1.06%         1.39%

Series T             1.50%    1.10%         1.35%

Series W             1.48%    1.08%         1.36%

Series TH            1.48%    1.10%         1.42%

Series F             1.40%    1.05%         1.40%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

5. SUBSEQUENT COMMON DIVIDEND AND DISTRIBUTION DECLARATIONS
On June 1, 2004, a dividend of $0.1375 per share was declared to common shareholders payable July 1, 2004 to shareholders of record on June 11, 2004.

On July 1, 2004, a dividend of $0.1375 per share was declared to common shareholders payable August 2, 2004 to shareholders of record on July 16, 2004.

6. LEGAL PROCEEDINGS
On May 6, 2004, the Securities and Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that the Investment Manager, certain affiliates of the Investment Manager, Stephen J. Treadway (the chief executive officer of the Investment Manager as well as the chairman and a trustee of the Fund) had, among other things, violated and/or aided and abetted violations of various antifraud provisions of the federal securities laws in connection with alleged "marketing timing" arrangements in certain open-end investment companies advised by the Investment Manager. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies.

The above complaint does not allege that any inappropriate activity took place in the Fund and the Fund is not named in the complaint.

In addition, on June 1, 2004, ADAM and certain other affiliates of the Investment Manager entered into a consent order and final judgment with the Attorney General of the State of New Jersey (the "NJAG") in settlement of a lawsuit filed by the NJAG on February 17, 2004 in connection with alleged "market timing" arrangements. Under the terms of the settlement, ADAM and certain of its affiliates agreed to pay the State of New Jersey a civil monetary penalty of $15 million and $3 million for investigative costs. In addition, ADAM and certain of its affiliates agreed to make several corporate governance changes. Also on June 1, 2004, the NJAG dismissed its claims against the Sub-Adviser, which had been filed as part of the same lawsuit.

If the Commission (or other regulator) were to obtain a court injunction against the Investment Manager, its affiliates or Mr. Treadway, they and their affiliates (including the Sub-Adviser) would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In such a case, the Investment Manager and the Sub-Adviser would in turn seek exemptive relief from the Commission, as contemplated by the Investment Company Act, although there is no assurance that such exemptive relief would be granted. The Commission also has the power by order to prohibit the Investment Manager, the Sub-Adviser and their affiliates from serving as investment advisers and underwriters, although to date it has not exercised such powers with respect to market timing arrangements involving other mutual fund complexes.

Since February, 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates, various investment companies advised by the Investment Manager and the Sub-Adviser and their trustees (including Mr. Treadway) have been named as defendants in multiple lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the specified funds during specific periods or as derivative actions on behalf of the specified funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, and/or the return of fees paid under those contracts and restitution. The Fund has been named in several class action lawsuits. The Investment Manager and the Sub-Adviser believe that other similar lawsuits may be filed in U.S. federal or state courts naming ADAM, the Investment Manager, the Sub-Adviser, various investment companies they advise (which may include the Fund), their boards of trustees and/or their affiliates.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements relating to the sale of mutual fund shares. In that connection, the Investment Manager, the Sub-Adviser and certain of their affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of open-end investment companies advised by the Investment Manager, the Sub-Adviser and their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into the brokerage recognition and revenue-sharing arrangements of these open-end investment companies.

It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund's shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager's or the Sub-Adviser's ability to perform its respective investment advisory services related to the Fund.

PIMCO CORPORATE OPPORTUNITY FUND FINANCIAL HIGHLIGHTS

For a share of common stock outstanding throughout each period

                                                                                 SIX MONTHS     FOR THE PERIOD
                                                                                    ENDED      DECEMBER 27, 2002*
                                                                                MAY 31, 2004        THROUGH
                                                                                 (UNAUDITED)   NOVEMBER 30, 2003
                                                                                ------------   ------------------
Net asset value, beginning of period                                             $     17.08       $      14.33**
-----------------------------------------------------------------------------   ------------   ------------------
INVESTMENT OPERATIONS:

Net investment income                                                                   0.91               1.62
-----------------------------------------------------------------------------   ------------   ------------------
Net realized and unrealized gain (loss) on investments, futures contracts,
options written, swaps and foreign currency transactions                               (0.56)              2.71
-----------------------------------------------------------------------------   ------------   ------------------
Total from investment operations                                                        0.35               4.33
-----------------------------------------------------------------------------   ------------   ------------------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                               (0.05)             (0.08)
-----------------------------------------------------------------------------   ------------   ------------------
Net increase in net assets applicable to common shares resulting from
investment operations                                                                   0.30               4.25
-----------------------------------------------------------------------------   ------------   ------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:

Net investment income                                                                  (0.91)             (1.38)
-----------------------------------------------------------------------------   ------------   ------------------
Net realized gains                                                                     (0.27)                --
-----------------------------------------------------------------------------   ------------   ------------------
Total dividends and distributions to common shareholders                               (1.18)             (1.38)
-----------------------------------------------------------------------------   ------------   ------------------
CAPITAL SHARE TRANSACTIONS:

Common stock offering costs charged to paid-in capital in excess of par                   --              (0.02)
-----------------------------------------------------------------------------   ------------   ------------------
Preferred shares offering costs/underwriting discount charged to paid-in
capitalin excess of par                                                                   --              (0.10)
-----------------------------------------------------------------------------   ------------   ------------------
   Total capital share transactions                                                       --              (0.12)
-----------------------------------------------------------------------------   ------------   ------------------
Net asset value, end of period                                                   $     16.20       $      17.08
-----------------------------------------------------------------------------   ------------   ------------------
Market price, end of period                                                      $     15.89       $      16.88
-----------------------------------------------------------------------------   ------------   ------------------
Total Investment Return (1)                                                             0.77%             22.50%
-----------------------------------------------------------------------------   ------------   ------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets applicable to common shareholders, end of period (000)                $ 1,033,594       $  1,088,428
-----------------------------------------------------------------------------   ------------   ------------------
Ratio of expenses to average net assets (2)(3)(4)                                       1.12%              1.07%
-----------------------------------------------------------------------------   ------------   ------------------
Ratio of net investment income to average net assets (2)(4)                            10.65%             11.13%
-----------------------------------------------------------------------------   ------------   ------------------
Preferred shares asset coverage per share                                        $    70,727       $     73,145
-----------------------------------------------------------------------------   ------------   ------------------
Portfolio turnover                                                                        18%                26%
-----------------------------------------------------------------------------   ------------   ------------------

*    Commencement of operations.
** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.
(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(l) in Notes to Financial Statements).
(4)  Annualized.

TRUSTEES AND PRINCIPAL OFFICERS
Stephen Treadway
   Chairman
Paul Belica
   Trustee
Robert E. Connor
   Trustee
John J. Dalessandro II
   Trustee
Hans W. Kertess
   Trustee
Brian S. Shlissel
   President & Chief Executive Officer
Newton B. Schott, Jr.
   Vice President & Secretary
David C. Hinman
   Vice President
Mark R. Kiesel
   Vice President
Lawrence G. Altadonna
   Treasurer, Principal Financial & Accounting Officer
Jennifer A. Patula
   Assistant Secretary

INVESTMENT MANAGER
PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Corporate Opportunity Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Daily Information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710

[PIMCO ADVISORS LOGO]

ITEM 2. CODE OF ETHICS Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES The registrant or any affiliated purchaser did not purchase shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781)

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisors website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates, "which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a) Exhibit 99. Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                    Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO CORPORATE OPPORTUNITY INCOME FUND


By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date August 5, 2004
-------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date August 5, 2004
-------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
President and Chief Executive Officer

Date August 5, 2004
-------------------

By /s/ Lawrence G. Altadonna
----------------------------
Treasurer, Principal Financial & Accounting Officer

Date August 5, 2004
-------------------